INCOME TAXES	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12.	INCOME TAXES

Pre-tax book losses for foreign (Canada) and domestic (the U.S.) jurisdictions are as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Domestic	$1,625,589
Foreign	1,295,736

The provision for income taxes is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Current:
Federal	$-
State	-
Foreign	-
Total current	-

Deferred:
Federal	-
State	-
Foreign	-
Total deferred	-

Provision for income taxes	$-

Deferred income taxes are to be recognized on the expected future tax consequences of temporary differences between book and tax bases of assets and liabilities.

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Statutory income tax rate	23.00%
Entertainment	(0.03)%
U.S. federal rate differential	(1.11)%
Valuation allowance	(19.06)%
Stock-based compensation	(2.80)%
Total	0.00%

In 2021, the Canadian corporate statutory rate of 23 percent is being used due to the reporting entity being domiciled in Canada. In 2021, the difference between the statutory and effective tax rate is due primarily to the application of a full valuation allowance against the deferred tax assets, Canadian stock-based compensation treatment, and income tax rate differences between Canadian and U.S. jurisdictions.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31, 2021
Deferred tax assets:
Start-up costs	$228,309
Net operating loss	329,133
Total deferred tax assets	557,442
Deferred tax liabilities:
Federal effect of State DTA	-
Total deferred tax liabilities:	-
Less: valuation allowance	(557,442)
Net deferred taxes	$-

As of December 31, 2021, $534,091 of federal net operating losses and $943,365 of foreign net operating losses were available to the Company to offset future taxable income. The federal net operating losses will carryforward indefinitely and the foreign net operating losses will expire in 2041.

The Company may recognize the tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. As of December 31, 2021, the Company did not identify any uncertain tax positions that have a more likely than not chance of not being sustained upon examination by the tax authorities.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed.